Prudential Investment Portfolios 9
655 Broad Street
6th Floor
Newark, New Jersey 07102
February 21, 2023
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:
497(j) Filing for Prudential Investment Portfolios 9
Registration numbers 333-66895 and 811-09101
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on February 14, 2023.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 716-6422.
Very truly yours,
/s/ Patrick McGuinness
Patrick McGuinness
Director and Corporate Counsel